FH1 P1, P2, P4 01/16

SUPPLEMENT DATED JANUARY 20, 2016

TO THE PROSPECTUSES DATED MAY 1, 2015

OF

FRANKLIN HIGH INCOME VIP FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

Effective February 1, 2016, the Prospectus is amended as follows:

I.  The section in the Fund Summary under the heading “Portfolio Managers” on page FH-S4 is replaced with the following:

Portfolio Managers

Patricia O’Connor, CFA

Vice President of Advisers and portfolio manager of the Fund since 2002.

Glenn Voyles, CFA

Vice President of Advisers and portfolio manager of the Fund since 2015.

II. In the Fund Details, under the heading “Management,” the portfolio manager information beginning on page FH-D9 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on high yield debt investments. The portfolio managers of the team are as follows:

Patricia O’Connor, CFA

Vice President of Advisers

Ms. O’Connor has been the lead portfolio manager of the Fund since 2002. She has primary responsibility for the investments of the Fund. She has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time. She joined Franklin Templeton Investments in 1997.

Glenn Voyles, CFA

Vice President of Advisers

Mr. Voyles has been a portfolio manager of the Fund since 2015, providing research and advice on the purchase and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton Investments in 1993.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your prospectus for future reference.

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FSI2 P1, P2, P4 01/16

SUPPLEMENT DATED JANUARY 20, 2016

TO THE PROSPECTUSES DATED MAY 1, 2015

OF

FRANKLIN STRATEGIC INCOME VIP FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

Effective February 1, 2016, the Prospectus is amended as follows:

I.  The section in the Fund Summary under the heading “Portfolio Managers” on page FSI-S6 is replaced with the following:

Portfolio Managers

Christopher J. Molumphy, CFA

Executive Vice President and Director of Advisers and portfolio manager of the Fund since inception (1999).

Roger Bayston, CFA

Senior Vice President of Advisers and portfolio manager of the Fund since 2015.

Patricia O’Connor, CFA

Vice President of Advisers and portfolio manager of the Fund since February 2016.

II. In the Fund Details, under the heading “Management,” the portfolio manager information beginning on page FSI-D14 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in U.S. and foreign debt securities. The portfolio managers of the team are as follows:

Christopher J. Molumphy, CFA

Executive Vice President and Director of Advisers

Mr. Molumphy has been a portfolio manager of the Fund since inception (1999). He joined Franklin Templeton Investments in 1988.

Roger Bayston, CFA

Senior Vice President of Advisers

Mr. Bayston has been a portfolio manager of the Fund since 2015. He joined Franklin Templeton Investments in 1991.

Patricia O’Connor, CFA

Vice President of Advisers

Ms. O’Connor has been a portfolio manager of the Fund since February 2016. She joined Franklin Templeton Investments in 1997.

As co-lead portfolio managers, Messrs. Molumphy and Bayston are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time. Ms. O’Connor provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

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Please keep this supplement with your prospectus for future reference.

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